SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Balance, opening	$ 135,971	$ 192,651
Repayments	(11,709)	(46,561)
Interest expense, accrued	1,006	4,977
Translation difference	(5,024)	(15,096)
Balance, ending	120,244	135,971
Long term loan – current portion	46,846	47,740
Long term loan	$ 73,398	$ 88,231